FAIR VALUE OF FINANCIAL INSTRUMENTS - Change in fair value (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Change in fair value
Warrant liability			$ 373,599
Movement of warrant liability
Warrant liability reclassified to additional paid in capital	$ 296,362
Bridge Financing Warrants
Movement of warrant liability
Warrant value at issuance (recorded as warrant liability expense)			3,783,079
Change in fair value of warrants			8,627,651
Reclassification of warrant liability to an equity instrument			(12,410,730)
2020 Notes Warrants
Movement of warrant liability
Beginning Balance	$ 373,599	$ 373,599
Warrant value at issuance (recorded as warrant liability expense)			894,113
Change in fair value of warrants		(77,237)	(520,514)
Reclassification of warrant liability to an equity instrument		(296,362)
Ending Balance			$ 373,599
Warrant liability reclassified to additional paid in capital		$ 296,362